Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Non Cancelable Agreements Future Minimum Payment Due	The Group’s minimum future payments from
non-cancelable
agreements as at March 31, 2026 are detailed below:

Year	Amount
(In million)
2027	$53.6
2028	25.3
2029	8.3
2030	2.5
2031	2.5
Thereafter	0.8

Total future minimum payments	$93.0